Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	253 Months Ended
		Jul. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
DEFENSIVE STRATEGY FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.12%	2.31%	2.26%	2.31%
Performance Inception Date		Nov. 17, 2003
DEFENSIVE STRATEGY FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.41%	1.03%	1.28%	1.38%
DEFENSIVE STRATEGY FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.06%	1.26%	1.34%	1.44%
DEFENSIVE STRATEGY FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%	3.08%
DEFENSIVE STRATEGY FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.55%	2.61%	2.44%	2.79%
DEFENSIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.35%	(2.13%)	2.50%	5.18%
Performance Inception Date		Nov. 17, 2003
DEFENSIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.26%	(3.49%)	0.68%	3.43%
DEFENSIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.14%	(2.18%)	1.30%	3.49%
DEFENSIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.84%	2.85%	2.47%	2.69%
DEFENSIVE STRATEGY ALLOCATION FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.65%
CONSERVATIVE STRATEGY FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.82%	2.54%	2.95%	3.21%
Performance Inception Date		Nov. 17, 2003
CONSERVATIVE STRATEGY FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.20%	1.18%	1.81%	2.10%
CONSERVATIVE STRATEGY FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.51%	1.45%	1.84%	2.08%
CONSERVATIVE STRATEGY FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%	3.08%
CONSERVATIVE STRATEGY FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.04%	3.06%	3.15%	3.70%
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.57%	4.05%	5.77%	7.15%
Performance Inception Date		Nov. 17, 2003
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.72%	1.86%	3.31%	5.19%
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.84%	2.29%	3.66%	5.09%
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.82%	9.15%	8.56%	7.82%
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.65%
MODERATE STRATEGY FUND - Class F Prospectus | SAAT MODERATE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.40%	2.70%	3.71%	4.34%
Performance Inception Date		Nov. 17, 2003
MODERATE STRATEGY FUND - Class F Prospectus | SAAT MODERATE STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.01%	1.10%	2.38%	3.07%
MODERATE STRATEGY FUND - Class F Prospectus | SAAT MODERATE STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.88%	1.54%	2.39%	2.98%
MODERATE STRATEGY FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%	3.08%
MODERATE STRATEGY FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.33%	4.07%	4.40%	4.99%
MODERATE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.93%	5.23%	6.64%	7.37%
Performance Inception Date		Nov. 17, 2003
MODERATE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.29%	2.55%	4.34%	5.75%
MODERATE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.50%	3.42%	4.66%	5.61%
MODERATE STRATEGY ALLOCATION FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.43%	10.30%	9.53%	8.43%
MODERATE STRATEGY ALLOCATION FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.65%
AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.56%	5.95%	6.23%	6.24%
Performance Inception Date		Nov. 17, 2003
AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.89%	3.87%	4.70%	4.97%
AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.50%	4.07%	4.49%	4.70%
AGGRESSIVE STRATEGY FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.53%	8.21%	8.12%	7.95%
AGGRESSIVE STRATEGY FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.65%
TAX-MANAGED AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.02%	8.46%	8.03%	7.69%
Performance Inception Date		Nov. 17, 2003
TAX-MANAGED AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.60%	6.85%	6.90%	6.85%
TAX-MANAGED AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.90%	6.33%	6.24%	6.26%
TAX-MANAGED AGGRESSIVE STRATEGY FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			20.81%	12.55%	11.54%	9.81%
TAX-MANAGED AGGRESSIVE STRATEGY FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.65%
CORE MARKET STRATEGY FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.85%	3.55%	4.29%	4.87%
Performance Inception Date		Nov. 17, 2003
CORE MARKET STRATEGY FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.69%	1.55%	2.58%	3.35%
CORE MARKET STRATEGY FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.72%	2.13%	2.77%	3.34%
CORE MARKET STRATEGY FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%	3.08%
CORE MARKET STRATEGY FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.58%	4.99%	5.59%	6.22%
CORE MARKET STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.00%	8.43%	8.02%	7.29%
Performance Inception Date		Nov. 17, 2003
CORE MARKET STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.99%	6.18%	6.47%	6.21%
CORE MARKET STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.02%	6.28%	6.18%	5.85%
CORE MARKET STRATEGY ALLOCATION FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			19.96%	12.04%	11.15%	9.63%
CORE MARKET STRATEGY ALLOCATION FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.65%
MARKET GROWTH STRATEGY FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.74%	4.66%	5.11%	5.35%
Performance Inception Date		Nov. 17, 2003
MARKET GROWTH STRATEGY FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.24%	2.57%	3.55%	3.98%
MARKET GROWTH STRATEGY FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.19%	3.01%	3.51%	3.84%
MARKET GROWTH STRATEGY FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			9.92%	5.92%	6.32%	6.75%
MARKET GROWTH STRATEGY FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.65%
MARKET GROWTH STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.99%	8.44%	8.03%	7.49%
Performance Inception Date		Nov. 17, 2003
MARKET GROWTH STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.07%	6.63%	6.84%	6.60%
MARKET GROWTH STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.23%	6.31%	6.25%	6.07%
MARKET GROWTH STRATEGY ALLOCATION FUND - Class F Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			19.96%	12.04%	11.15%	9.63%
MARKET GROWTH STRATEGY ALLOCATION FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.65%
DEFENSIVE STRATEGY FUND - Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.12%	2.31%	2.26%	2.31%
Performance Inception Date		Nov. 17, 2003
DEFENSIVE STRATEGY FUND - Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.41%	1.03%	1.28%	1.38%
DEFENSIVE STRATEGY FUND - Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.06%	1.26%	1.34%	1.44%
DEFENSIVE STRATEGY FUND - Class D Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%	3.08%
DEFENSIVE STRATEGY FUND - Class D Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.55%	2.61%	2.44%	2.79%
CONSERVATIVE STRATEGY FUND - Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		5.02%	1.75%	2.17%	2.22%
Performance Inception Date	[1]	Nov. 17, 2003
CONSERVATIVE STRATEGY FUND - Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		3.72%	0.70%	1.34%	1.31%
CONSERVATIVE STRATEGY FUND - Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		3.03%	0.97%	1.36%	1.38%
CONSERVATIVE STRATEGY FUND - Class D Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%	3.08%
CONSERVATIVE STRATEGY FUND - Class D Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		6.04%	3.06%	3.15%	3.70%
MODERATE STRATEGY FUND - Class D Prospectus | SAAT MODERATE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[2]		5.51%	1.95%	2.94%	3.36%
Performance Inception Date	[2]	Nov. 17, 2003
MODERATE STRATEGY FUND - Class D Prospectus | SAAT MODERATE STRATEGY FUND - CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[2]		4.50%	0.66%	1.91%	2.28%
MODERATE STRATEGY FUND - Class D Prospectus | SAAT MODERATE STRATEGY FUND - CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		3.33%	1.10%	1.92%	2.24%
MODERATE STRATEGY FUND - Class D Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		1.25%	(0.33%)	1.35%	3.08%
MODERATE STRATEGY FUND - Class D Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		7.33%	4.07%	4.40%	4.99%
AGGRESSIVE STRATEGY FUND - Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[3]		11.74%	5.18%	5.44%	5.25%
Performance Inception Date	[3]	Nov. 17, 2003
AGGRESSIVE STRATEGY FUND - Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		11.33%	3.28%	4.12%	4.06%
AGGRESSIVE STRATEGY FUND - Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		6.99%	3.55%	3.94%	3.86%
AGGRESSIVE STRATEGY FUND - Class D Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		13.53%	8.21%	8.12%	7.95%
AGGRESSIVE STRATEGY FUND - Class D Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		25.02%	14.53%	13.10%	10.65%
CORE MARKET STRATEGY FUND - Class D Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS D
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.85%	3.55%	4.29%	4.87%
Performance Inception Date		Nov. 17, 2003
CORE MARKET STRATEGY FUND - Class D Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.69%	1.55%	2.58%	3.35%
CORE MARKET STRATEGY FUND - Class D Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.72%	2.13%	2.77%	3.34%
CORE MARKET STRATEGY FUND - Class D Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%	3.08%
CORE MARKET STRATEGY FUND - Class D Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.58%	4.99%	5.59%	6.22%
MARKET GROWTH STRATEGY FUND - Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS D
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[4]		8.85%	3.88%	4.32%	4.36%
Performance Inception Date	[4]	Nov. 17, 2003
MARKET GROWTH STRATEGY FUND - Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[4]		7.74%	2.08%	3.04%	3.15%
MARKET GROWTH STRATEGY FUND - Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		5.64%	2.54%	3.01%	3.07%
MARKET GROWTH STRATEGY FUND - Class D Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[4]		9.92%	5.92%	6.32%	6.75%
MARKET GROWTH STRATEGY FUND - Class D Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[4]		25.02%	14.53%	13.10%	10.65%
DEFENSIVE STRATEGY FUND - Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.86%	2.04%	1.99%	2.07%
Performance Inception Date		Nov. 17, 2003
DEFENSIVE STRATEGY FUND - Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.21%	0.84%	1.10%	1.19%
DEFENSIVE STRATEGY FUND - Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.91%	1.10%	1.17%	1.27%
DEFENSIVE STRATEGY FUND - Class I Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%	3.08%
DEFENSIVE STRATEGY FUND - Class I Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.55%	2.61%	2.44%	2.79%
CONSERVATIVE STRATEGY FUND - Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.52%	2.27%	2.69%	3.04%
Performance Inception Date		Nov. 17, 2003
CONSERVATIVE STRATEGY FUND - Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.04%	1.05%	1.68%	2.04%
CONSERVATIVE STRATEGY FUND - Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.33%	1.30%	1.70%	2.00%
CONSERVATIVE STRATEGY FUND - Class I Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%	3.08%
CONSERVATIVE STRATEGY FUND - Class I Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.04%	3.06%	3.15%	3.70%
MODERATE STRATEGY FUND - Class I Prospectus | SAAT MODERATE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.09%	2.46%	3.45%	4.20%
Performance Inception Date		Nov. 17, 2003
MODERATE STRATEGY FUND - Class I Prospectus | SAAT MODERATE STRATEGY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.86%	1.00%	2.26%	3.05%
MODERATE STRATEGY FUND - Class I Prospectus | SAAT MODERATE STRATEGY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.69%	1.41%	2.25%	2.92%
MODERATE STRATEGY FUND - Class I Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%	3.08%
MODERATE STRATEGY FUND - Class I Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.33%	4.07%	4.40%	4.99%
AGGRESSIVE STRATEGY FUND - Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.32%	5.72%	5.98%	5.94%
Performance Inception Date		Nov. 17, 2003
AGGRESSIVE STRATEGY FUND - Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.73%	3.66%	4.49%	4.71%
AGGRESSIVE STRATEGY FUND - Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.35%	3.91%	4.31%	4.46%
AGGRESSIVE STRATEGY FUND - Class I Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.53%	8.21%	8.12%	7.95%
AGGRESSIVE STRATEGY FUND - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.65%
CORE MARKET STRATEGY FUND - Class I Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.17%	3.99%	4.72%	5.17%
Performance Inception Date		Nov. 17, 2003
CORE MARKET STRATEGY FUND - Class I Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.20%	2.27%	3.31%	3.83%
CORE MARKET STRATEGY FUND - Class I Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.90%	2.56%	3.24%	3.67%
CORE MARKET STRATEGY FUND - Class I Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%	3.08%
CORE MARKET STRATEGY FUND - Class I Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.58%	4.99%	5.59%	6.22%
MARKET GROWTH STRATEGY FUND - Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.50%	4.40%	4.84%	5.08%
Performance Inception Date		Nov. 17, 2003
MARKET GROWTH STRATEGY FUND - Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.07%	2.37%	3.36%	3.78%
MARKET GROWTH STRATEGY FUND - Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.05%	2.84%	3.34%	3.65%
MARKET GROWTH STRATEGY FUND - Class I Prospectus | Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			9.92%	5.92%	6.32%	6.75%
MARKET GROWTH STRATEGY FUND - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.65%

[1]	The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.
[2]	The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.
[3]	The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.
[4]	The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.